AllOne Mobile Corporation settlement agreement (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008
Minimum Annual Fee In Exchange Of Major Product In First Contract Year					$ 5,500,000
Minimum Annual Fee In Exchange Of Major Product In Years Two and Three					7,000,000
Proceeds from Legal Settlements				3,000,000
Gain (Loss) on Contract Termination				4,000,000
Stock Repurchased During Period, Shares (in shares)				6,956,152
Revenues (note 6)	3,500,000	1,514,639	1,291,714	4,931,834
Fair Value Of Consideration Received Under License and Revenue Share Agreement				7,060,707
Fair Value Of Consideration Received Cash Under License and Revenue Share Agreement				500,000
Stock Repurchased During Period, Value				$ 3,060,707
Hospital Services Association [Member]
Stock Issued During Period, Shares, Issued for Cash (in shares)					6,756,757